Treasury Shares	12 Months Ended
Feb. 29, 2024
Equity [Abstract]
Treasury Shares

10. TREASURY SHARES

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. Under the repurchase plan, the Group had repurchased an aggregate of 1,892,389, 49,591 and 25,799 ordinary shares on the open market for a total cash consideration of RMB27,794, RMB238 and RMB159 (US$23) during the years ended February 28, 2022, 2023 and February 29, 2024, which were accounted for as the cost of the treasury shares.